MASSMUTUAL SELECT FUNDS

Supplement dated October 12, 2011 to the

Prospectus dated April 1, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information pertains to the Strategic Balanced Fund, Value Equity Fund, Core Opportunities Fund, and Large Cap Growth Fund:

The Board of Trustees of the MassMutual Select Funds has approved Plans of Liquidation and Termination pursuant to which it is expected that the Strategic Balanced Fund, Value Equity Fund, Core Opportunities Fund, and Large Cap Growth Fund will be dissolved. Effective on or about June 22, 2012 (the “Termination Date”), shareholders of the various classes of shares of each Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date. For more information about the Strategic Balanced Fund, Value Equity Fund, Core Opportunities Fund, and Large Cap Growth Fund, please refer to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-11-06

MASSMUTUAL SELECT FUNDS

MassMutual Select Strategic Balanced Fund

Supplement dated October 12, 2011 to the

Summary Prospectus dated April 1, 2011

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the Fund will be dissolved. Effective on or about June 22, 2012 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

11-01

MASSMUTUAL SELECT FUNDS

MassMutual Select Value Equity Fund

Supplement dated October 12, 2011 to the

Summary Prospectus dated April 1, 2011

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the Fund will be dissolved. Effective on or about June 22, 2012 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

11-01

MASSMUTUAL SELECT FUNDS

MassMutual Select Core Opportunities Fund

Supplement dated October 12, 2011 to the

Summary Prospectus dated April 1, 2011

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the Fund will be dissolved. Effective on or about June 22, 2012 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

11-01

MASSMUTUAL SELECT FUNDS

MassMutual Select Large Cap Growth Fund

Supplement dated October 12, 2011 to the

Summary Prospectus dated April 1, 2011

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the Fund will be dissolved. Effective on or about June 22, 2012 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

11-01